INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventory and spare parts

	December 31,	December 31,
	2018	2017
Handsets and accessories	15,191	7,836
SIM cards and prepaid phone cards	1,167	784
Advertising and other materials	916	561
TV equipment for resale	676	350
Software and equipment for installation and resale	491	309
Spare parts for telecommunication equipment	213	155
Total inventories	18,654	9,995

Summary of cost of goods

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2017	2016
Amount of inventories recognized as an expense	60,543	43,440	44,026
Inventory obsolescence provision	3,697	2,692	2,159
Reversal of obsolescence provision	(371)	(509)	(611)
Total cost of goods	63,869	45,623	45,574